Contingent liabilities and contingent assets (Details) - GBP (£)	Jun. 30, 2020	Jun. 30, 2019
Transfer fees
Additional fees payable, first team squad	£ 67,657,000	£ 65,200,000
Additional fees payable, other	11,364,000	9,121,000
Additional fees payable	79,021,000	74,321,000
Probable effect of contingent assets	4,026,000	707,000
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	21,667,000	35,722,000
Additional fees payable, other	10,499,000	8,805,000
Additional fees payable	32,166,000	44,527,000
International appearances
Transfer fees
Additional fees payable, first team squad	11,722,000	11,573,000
Additional fees payable, other	47,000	22,000
Additional fees payable	11,769,000	11,595,000
Other
Transfer fees
Additional fees payable, first team squad	34,268,000	17,905,000
Additional fees payable, other	818,000	294,000
Additional fees payable	£ 35,086,000	£ 18,199,000